Short-Term Bank Loan (Details) - Schedule of Short-Term Bank Loan (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loan from Bank of China [Member]
Short-Term Debt [Line Items]
Due date	Mar. 22, 2023	Mar. 22, 2023
Loan from Bank of China One [Member]
Short-Term Debt [Line Items]
Due date	Mar. 21, 2024	Mar. 21, 2024